Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024
Dr. Sankar Das Gupta [Member]
Statement [Line Items]
Option granted							700,000
Vested option							300,000
Stock based compensation expense	$ 0	$ 0		$ 0	$ 175,000
Dr. Rajshekar Das Gupta [Member]
Statement [Line Items]
Option granted							600,000
Vested option							300,000
Stock based compensation expense	$ 0	$ 0	$ 0	$ 0	$ 78,000	$ 0
Vested option one							300,000
Dr. Sankar Das Gupta, Tranche Two [Member]
Statement [Line Items]
Vested option							200,000